Summary Of Significant Accounting Policies (Summary Of Corrected Consolidated Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					156 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011
Net income	$ 50,950	$ 95,722		$ 68,176
Unrealized foreign currency losses (gains), net	4,165	3,340		4,124
Deferred income taxes	4,145	6,081		2,229
Income taxes payable	25,618	(22,019)		(2,630)
Net cash provided by operating activities	195,035	187,678		157,672
As Previously Reported [Member]
Net income	52,066	98,567		70,359
Unrealized foreign currency losses (gains), net	4,217
Deferred income taxes	4,426
Income taxes payable	24,169
Net cash provided by operating activities	195,035	185,309		153,286
As Adjusted [Member]
Net income		98,567	[1]	70,359	[1]
Unrealized foreign currency losses (gains), net		1,963	[1]	2,282	[1]
Deferred income taxes		6,286	[1]	2,376	[1]
Income taxes payable		(23,692)	[1]	(3,118)	[1]
Net cash provided by operating activities		187,678	[1]	157,672	[1]
Increase/(Decrease) [Member]
Net income	(1,116)	(2,845)		(2,183)		(12,615)
Unrealized foreign currency losses (gains), net	(52)	1,377		1,842
Deferred income taxes	(281)	(205)		(147)
Income taxes payable	1,449	1,673		488
Net cash provided by operating activities

[1]	Refer to the above section "Impact of Change in Consolidated Statement of Cash Flows Presentation to Prior Periods".